UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ]is a restatement.
			           [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Garrison Institutional Asset Management
Address:	Two Gateway Center
		603 Stanwix Street, Suite 2050
		Pittsburgh, PA 15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person signing this report on behalf of Reporting Manager:

Name:	Thomas A. Dattilo
Title:	Chairman & CIO
Phone:	412-209-2669
Signature, Place, and Date of signing:

	Thomas A. Dattilo	Pittsburgh, PA	   February 3, 2004

Report Type (Check only one.);
[X] 	13F HOLDINGS REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	103

Form 13F Information Table Value Total:	$87,369

List of Other Included Managers:

No.		13F File Number Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      783  9210.00 SH       SOLE                  9210.00
A T & T Corporation            COM              001957505      231 11360.00 SH       SOLE                 11360.00
Abbott Laboratories            COM              002824100      726 15590.00 SH       SOLE                 15590.00
Allstate Corporation           COM              020002101      607 14115.00 SH       SOLE                 14115.00
Alltel Corporation             COM              020039103      311  6670.00 SH       SOLE                  6670.00
Altria Group Inc               COM              02209S103     1358 24950.00 SH       SOLE                 24950.00
American Express Co            COM              025816109      937 19425.00 SH       SOLE                 19425.00
American Intl Group            COM              026874107     1924 29030.00 SH       SOLE                 29030.00
Amgen Inc                      COM              031162100      787 12730.00 SH       SOLE                 12730.00
Anadarko Petro Corp            COM              032511107      273  5360.00 SH       SOLE                  5360.00
Anheuser Busch Cos             COM              035229103      617 11710.00 SH       SOLE                 11710.00
Apache Corp                    COM              037411105      200  2470.00 SH       SOLE                  2470.00
Automatic Data Proc            COM              053015103      429 10820.00 SH       SOLE                 10820.00
Avon Products                  COM              054303102      244  3615.00 SH       SOLE                  3615.00
Banc One Corporation           COM              06423A103      796 17455.00 SH       SOLE                 17455.00
Bank of America Corp           COM              060505104     2424 30136.00 SH       SOLE                 30136.00
BellSouth Corp                 COM              079860102      885 31265.00 SH       SOLE                 31265.00
Bristol Myers Squibb           COM              110122108      756 26435.00 SH       SOLE                 26435.00
Cardinal Health                COM              14149Y108      489  7995.00 SH       SOLE                  7995.00
Cendant Corp                   COM              151313103      286 12830.00 SH       SOLE                 12830.00
ChevronTexaco Corp             COM              166764100     2032 23525.00 SH       SOLE                 23525.00
Cisco Systems Inc              COM              17275R102     1491 61540.00 SH       SOLE                 61540.00
Citigroup Inc                  COM              172967101     3752 77298.00 SH       SOLE                 77298.00
Clear Channel Communications   COM              184502102      267  5700.00 SH       SOLE                  5700.00
Coca-Cola Company              COM              191216100     1166 22980.00 SH       SOLE                 22980.00
Colgate-Palmolive Co           COM              194162103      321  6410.00 SH       SOLE                  6410.00
ConocoPhillips                 COM              20825C104     1371 20905.00 SH       SOLE                 20905.00
Countrywide Finl Corp          COM              222372104      389  5129.67 SH       SOLE                  5129.67
Dade Behring Holdings          COM              23342J206      217  6080.00 SH       SOLE                  6080.00
Dell Inc                       COM              24702R101      878 25830.00 SH       SOLE                 25830.00
Devon Energy Corp              COM              25179M103      404  7060.00 SH       SOLE                  7060.00
Disney (Walt) Co.              COM              254687106      604 25880.00 SH       SOLE                 25880.00
EMC Corp                       COM              268648102      148 11430.00 SH       SOLE                 11430.00
Emerson Electric Co            COM              291011104      228  3520.00 SH       SOLE                  3520.00
Exelon Corporation             COM              30161N101      256  3860.00 SH       SOLE                  3860.00
Exxon Mobil Corp.              COM              30231G102     4807 117238.00SH       SOLE                117238.00
Fedex Corp                     COM              31428X106      218  3230.00 SH       SOLE                  3230.00
Fedl Home Loan Mtg             COM              313400301     1006 17255.00 SH       SOLE                 17255.00
Fedl Natl Mtg Assn             COM              313586109     1311 17460.00 SH       SOLE                 17460.00
Fifth Third Bancorp            COM              316773100      317  5360.00 SH       SOLE                  5360.00
First Data Corp                COM              319963104      461 11228.00 SH       SOLE                 11228.00
Fleetboston Financial          COM              339030108      447 10230.00 SH       SOLE                 10230.00
Ford Motor Company             COM              345370860      375 23430.00 SH       SOLE                 23430.00
Fox Entertainment Grp A        COM              35138T107      250  8590.00 SH       SOLE                  8590.00
Gannett Co Inc Del             COM              364730101      588  6590.00 SH       SOLE                  6590.00
General Electric Co            COM              369604103     3419 110370.00SH       SOLE                110370.00
General Motors Corp            COM              370442105      695 13010.00 SH       SOLE                 13010.00
Gillette Company               COM              375766102      533 14500.00 SH       SOLE                 14500.00
Goldman Sachs Group            COM              38141G104      558  5650.00 SH       SOLE                  5650.00
HCA Inc.                       COM              404119109      276  6430.00 SH       SOLE                  6430.00
Hewlett-Packard Co             COM              428236103      519 22615.00 SH       SOLE                 22615.00
Home Depot Inc                 COM              437076102     1131 31855.00 SH       SOLE                 31855.00
Int'l Business Mach            COM              459200101     1928 20805.00 SH       SOLE                 20805.00
Intel Corporation              COM              458140100     1605 50085.00 SH       SOLE                 50085.00
JP Morgan Chase & Co           COM              46625H100     1203 32745.00 SH       SOLE                 32745.00
Johnson & Johnson              COM              478160104     2012 38955.00 SH       SOLE                 38955.00
Kimberly-Clark Corp            COM              494368103      294  4970.00 SH       SOLE                  4970.00
Kraft Foods Inc Cl A           COM              50075N104      723 22450.00 SH       SOLE                 22450.00
Kroger Company                 COM              501044101      256 13850.00 SH       SOLE                 13850.00
Lehman Brothers                COM              524908100      422  5460.00 SH       SOLE                  5460.00
Lilly (Eli) & Co               COM              532457108      724 10295.00 SH       SOLE                 10295.00
Lowe's Companies               COM              548661107      548  9890.00 SH       SOLE                  9890.00
MBNA Corporation               COM              55262L100      558 22466.00 SH       SOLE                 22466.00
Marsh & McLennan Co            COM              571748102      335  6990.00 SH       SOLE                  6990.00
McDonald's Corp                COM              580135101      216  8710.00 SH       SOLE                  8710.00
Medtronic Inc                  COM              585055106      600 12342.00 SH       SOLE                 12342.00
Merck & Company                COM              589331107     1674 36235.00 SH       SOLE                 36235.00
Merrill Lynch & Co             COM              590188108      966 16470.00 SH       SOLE                 16470.00
MetLife Inc                    COM              59156R108      305  9070.00 SH       SOLE                  9070.00
Microsoft Corp                 COM              594918104     2987 109125.00SH       SOLE                109125.00
Morgan Stanley                 COM              617446448     1078 18620.00 SH       SOLE                 18620.00
NII Holdings CL B              COM              62913F201      317  4250.00 SH       SOLE                  4250.00
National City Corp             COM              635405103      404 11910.00 SH       SOLE                 11910.00
Nextel Comm Inc A              COM              65332V103      461 16440.00 SH       SOLE                 16440.00
Occidental Petroleum           COM              674599105      401  9500.00 SH       SOLE                  9500.00
Oracle Systems Corp            COM              68389X105      761 57495.00 SH       SOLE                 57495.00
PNC Bank Corporation           COM              693475105      287  5250.00 SH       SOLE                  5250.00
PepsiCo Incorporated           COM              713448108      329  7065.00 SH       SOLE                  7065.00
Pfizer Incorporated            COM              717081103     1754 49640.00 SH       SOLE                 49640.00
Procter & Gamble Co            COM              742718109     1452 14540.00 SH       SOLE                 14540.00
Prudential Financial Inc.      COM              744320102      218  5230.00 SH       SOLE                  5230.00
S&P500 Deposit Rcpt            COM              78462F103      254  2280.00 SH       SOLE                  2280.00
SBC Communications             COM              78387G103     1756 67370.00 SH       SOLE                 67370.00
SLM Corporation                COM              78442P106      331  8790.00 SH       SOLE                  8790.00
Sears Roebuck & Co             COM              812387108      277  6090.00 SH       SOLE                  6090.00
Southern Company               COM              842587107      273  9010.00 SH       SOLE                  9010.00
Suntrust Banks Inc             COM              867914103      205  2870.00 SH       SOLE                  2870.00
Target Corp                    COM              87612E106      461 12000.00 SH       SOLE                 12000.00
US Bancorp                     COM              902973304      996 33445.00 SH       SOLE                 33445.00
USX - Marathon Group           COM              565849106      228  6890.00 SH       SOLE                  6890.00
Union Pacific Corp             COM              907818108      256  3690.00 SH       SOLE                  3690.00
United Parcel Service - CL B   COM              911312106     1204 16155.00 SH       SOLE                 16155.00
United Technologies            COM              913017109      965 10180.00 SH       SOLE                 10180.00
UnitedGlobalCom Inc            COM              913247508      428 50510.00 SH       SOLE                 50510.00
Unitedhealth Group             COM              91324P102      439  7540.00 SH       SOLE                  7540.00
Verizon Comm                   COM              92343V104     1502 42827.00 SH       SOLE                 42827.00
Viacom Inc CL B                COM              925524308     1036 23355.00 SH       SOLE                 23355.00
Wachovia Corp                  COM              929903102      944 20265.00 SH       SOLE                 20265.00
Wal-Mart Stores Inc            COM              931142103     2085 39305.00 SH       SOLE                 39305.00
Walgreen Company               COM              931422109      382 10510.00 SH       SOLE                 10510.00
Wash Mutual Sav Bank           COM              939322103      962 23990.00 SH       SOLE                 23990.00
Wells Fargo & Co               COM              949746101     1199 20355.00 SH       SOLE                 20355.00
Wyeth                          COM              983024100      868 20440.00 SH       SOLE                 20440.00